Intangible Assets, Net - Schedule of Estimated Amortization Expenses for the Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Estimated Amortization Expenses for the Intangible Assets [Abstract]
2025 (July – December)	¥ 36	$ 5
2026	61	9
Amortization expenses for intangible assets	¥ 97	$ 14	¥ 132	$ 18	¥ 201	¥ 286